Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6. Commitments and Contingencies

Pursuant to the Securities Act of 1933 and applicable state blue sky law, in June 2020, the Company entered into a Broker Dealer Agreement with a broker-dealer effective June 30, 2020, as amended on September 18, 2020, pursuant to which the broker-dealer agreed to be the Company’s broker-dealer of record in thirteen states including Texas, Florida, Arizona, Virginia, Utah, Maryland, Oklahoma, Nebraska, Delaware, West Virginia, Montana, North Carolina and Arkansas as well as up to eight additional states to be determined from time to time during the term of the registered offering. As compensation for these broker dealer services, the broker-dealer will be paid an aggregate monthly fee of $4,100 per month for the thirteen states plus an additional $300 per month for each additional state during the term of the registered offering. The broker-dealer services offered in this agreement continue to the earlier of, the date of registration statement ceases to be effective, the date of which the registration has been fully subscribed, or the agreement has been unilaterally terminated by either party with a 30-day notice.

On July 23, 2020, the Company entered a selling agreement with Somerset Securities, Inc. (“Somerset”) for the private placement secured demand notes. In the event Somerset successfully sells and the Company agrees to issue private placement secured demand notes, Somerset will be compensated 1% per annum on the average outstanding balance of those private placement secured demand notes. There is no other commitment to Somerset contemplated in the selling agreement.